Future Abandonment Cost (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 45,074		$ 40,099	$ 40,099	$ 28,525
Future Abandonment Obligation Incurred	402			1,135	1,480
Future Abandonment Obligation Settled	(361)			(2,273)	(1,943)
Future Abandonment Obligation Cancelled or Sold	(189)			(136)	(10)
Future Abandonment Obligation Accretion Expense	856		$ 900	3,821	3,621	$ 3,000
Total Future Abandonment Cost	$ 45,782	[1]		$ 45,074	$ 40,099	$ 28,525

[1]	Includes approximately $2.4 million of short-term future abandonment costs, which are classified as Accrued Liabilities on our Consolidated Balance Sheet.